NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature Of Operations And Going Concern[Abstract]
Net loss and comprehensive loss	$ 66,591	$ (257,913)	$ 21,194
Deficit accumulated during the exploration stage	44,357,671	44,424,262
Working capital deficiency	$ 974,400	$ 1,041,889